CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of profit or loss and other comprehensive income
Revenue	€ 877,621	€ 730,188	€ 561,202
Purchased services and licenses (excluding depreciation and amortization)	(205,876)	(175,997)	(119,426)
Internally-developed software cost capitalized	28,301	17,730	11,794
Personnel expenses	(326,031)	(265,984)	(183,820)
Other operating expenses	(89,443)	(95,891)	(87,308)
Depreciation and amortization	(206,362)	(184,813)	(129,375)
Impairment loss on trade receivables, contract assets and other financial assets	(6,179)	(1,552)	(5,952)
Remeasurement of previously held equity-accounted investee	0	7,698
Share of loss of equity-accounted investees	(3,699)	(4,082)	(1,485)
Loss on disposal of equity-accounted investee	(13,604)
Impairment loss on goodwill and intangible assets	(9,854)
Foreign currency gains, net	23,205	26,690	5,437
Finance income	12,848	5,250	5,297
Finance cost	(33,731)	(41,447)	(32,540)
Net income before tax	47,196	17,790	23,824
Income tax expense	(12,551)	(7,299)	(11,037)
Profit for the year from continuing operations	34,645	10,491	12,787
Discontinued operations
Loss from discontinued operations, net of tax	(751)
Profit for the year	33,894	10,491	12,787
Items that will not be reclassified subsequently to profit or (loss)
Remeasurement of defined benefit liability	(874)	2,192	1,399
Related deferred tax income/(expense)	130	(333)	(202)
Total Items that will not be reclassified subsequently to profit or loss	(744)	1,859	1,197
Items that may be reclassified subsequently to profit or (loss)
Foreign currency translation adjustment attributable to the owners of the Company	(3,654)	1,989	13,720
Foreign currency translation adjustment attributable to non-controlling interests	(37)	10	(265)
Total Items that may be reclassified subsequently to profit or loss	(3,691)	1,999	13,455
Other comprehensive income (loss) for the year, net of tax	(4,435)	3,858	14,652
Total comprehensive income for the year	29,459	14,349	27,439
Profit (Loss) attributable to:
Owners of the Company	34,655	10,891	12,569
Non-controlling interests	(761)	(400)	218
Profit for the year	33,894	10,491	12,787
Total comprehensive income (loss) attributable to:
Owners of the Company	30,257	14,739	27,486
Non-controlling interests	(798)	(390)	(47)
Total comprehensive income for the year	29,459	14,349	27,439
Class A shares
Discontinued operations
Loss from discontinued operations, net of tax	(524)
Profit (Loss) attributable to:
Owners of the Company	€ 24,152	€ 7,580	€ 8,744
Profit for the year from continuing operations attributable to owners of the Company
Basic from continuing operations	€ 0.12	€ 0.04	€ 0.05
Diluted from continuing operations	0.11	0.03	0.05
Basic	0.12	0.04	0.05
Diluted	€ 0.11	€ 0.03	€ 0.05
Class B shares
Discontinued operations
Loss from discontinued operations, net of tax	€ (227)
Profit (Loss) attributable to:
Owners of the Company	€ 10,503	€ 3,311	€ 3,825
Profit for the year from continuing operations attributable to owners of the Company
Basic from continuing operations	€ 0.01	€ 0.00	€ 0.00
Diluted from continuing operations	0.01	0.00	0.00
Basic	0.01	0.00	0.00
Diluted	€ 0.01	€ 0.00	€ 0.00